Additional Paid-In-Capital (Details Narrative) - USD ($)		3 Months Ended	9 Months Ended	12 Months Ended
	Jul. 11, 2018	Dec. 31, 2020	Dec. 31, 2020	Mar. 31, 2019
Shares issuance, shares	1,000,000
Shares issuance, value	$ 5,000	$ 20,000	$ 20,000
QDM Holdings Limited [Member]
Shares issuance, shares				415,000
Shares issuance, value				$ 53,205